Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 1,302	$ 56	$ 1,473	$ 75	$ 1,373	$ 3,441
Cost of revenue	1,240	85	1,412	150	1,466	4,846
Gross income (loss)	62	(29)	61	(75)	(93)	(1,405)
Operating expenses:
Research and development	690	971	1,615	1,384	6,245	9,632
Sales and marketing	183	62	303	123	1,989	866
General and administrative	4,006	8,546	8,360	13,298	33,281	18,757
Restructuring costs						3,973
Total operating expenses	4,879	9,579	10,278	14,805	41,515	33,228
Loss from operations	(4,817)	(9,608)	(10,217)	(14,880)	(41,608)	(34,633)
Other income (expense)
Property and equipment impairment						(19,285)
Lease impairment						(2,274)
Interest expense	(314)	(357)	(635)	(644)	(1,504)	(3,503)
Gain (loss) on lease termination					2,015	(319)
Loss on extinguishment of convertible notes		(26,359)		(26,359)	(26,359)
Loss on supply agreement termination						(2,211)
Other income (expense), net	(29)	(9)	160	207	544	5,070
Remeasurement of share-based termination liability		(1,498)		(1,312)	(979)	(296)
Total other income (expense), net	234	(49,324)	(325)	(50,646)	(23,785)	(23,087)
Loss before income taxes	(4,583)	(58,932)	(10,542)	(65,526)	(65,393)	(57,720)
Income tax provision
Net loss	(4,583)	(58,932)	(10,542)	(65,526)	(65,393)	(57,720)
Other comprehensive income:
Reporting currency translation	5	4	7	27	33	(21)
Comprehensive loss	(4,578)	(58,928)	(10,535)	(65,499)	(65,360)	(57,741)
Net income (loss) attributable to common stockholders, basic	(4,583)	(58,932)	(10,542)	(65,526)	(65,393)	158,666
Net loss attributable to common stockholders, diluted	$ (4,583)	$ (58,932)	$ (10,542)	$ (65,526)	$ (65,393)	$ (72,108)
Net loss per share, basic (in Dollars per share)	$ (2.2)	$ (252.21)	$ (5.53)	$ (280.43)	$ (82.85)	$ 921.47
Net loss per share, diluted (in Dollars per share)	$ (2.2)	$ (252.21)	$ (5.53)	$ (280.43)	$ (82.85)	$ (154.97)
Weighted-average common shares outstanding, basic (in Shares)	2,079,609	233,660	1,905,837	233,660	789,338	172,187
Weighted-average common shares outstanding, diluted (in Shares)	2,079,609	233,660	1,905,837	233,660	789,338	465,298
Remeasurement of convertible preferred stock warrant liability
Other income (expense)
Remeasurement of warrant liability		$ 73		$ 97	$ 6	$ 127
Public placement warrant liability
Other income (expense)
Remeasurement of warrant liability	78		262		24,907
Private Placement Warrant Liability
Other income (expense)
Remeasurement of warrant liability	499		(112)		13,001
Nonrelated Party
Other income (expense)
Remeasurement of convertible notes		(15,874)		(17,087)	(31,664)	(281)
Related Party
Other income (expense)
Remeasurement of convertible notes		$ (5,300)		$ (5,548)	$ (3,752)	$ (115)